Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 12,226	$ 764
Accounts receivable		18
Research and development tax credit receivable	1,070	982
Prepaid expenses and other current assets	802	259
Total current assets	14,098	2,023
Property, plant equipment, net of accumulated depreciation of $1,102 and $908	802	682
Right-of-use assets, net	154	236
Other assets	6	8
Total assets	15,060	2,949
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	1,423	861
Current lease liabilities	87	217
Total current liabilities	1,510	1,078
Non-current lease liabilities	28	20
Total liabilities	1,538	1,098
Stockholders' Equity:
Common stock, par value $0.0001 per share, 300,000,000 shares authorized, 25,554,309 and 13,627,887 shares issued and outstanding, at December 31, 2021 and December 31, 2020, respectively*	3	1
Additional paid-in capital	89,954	61,276
Accumulated other comprehensive loss	(1,363)	(1,480)
Accumulated deficit	(75,072)	(57,946)
Total Stockholders' equity	13,522	1,851
Total Liabilities and Stockholders' Equity	$ 15,060	$ 2,949